Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of details of long-term debt

As at December 31 (millions)	Note	2024	2023
Credit facility	(b)	$1,284	$1,463
Deferred debt transaction costs		(8)	(11)
		1,276	1,452
Lease liabilities	(c)	249	298
Long-term debt		$1,525	$1,750
Current		116	122
Non-current		1,409	1,628
Long-term debt		$1,525	$1,750

	2024			2023
As at December 31 (millions)	Revolving component	Term loan component(1)	Total	Revolving component	Term loan component(1)	Total
Available	$611	N/A	$611	$492	N/A	$492
Outstanding
Due to TELUS	$14	$78	$92	$22	$83	$105
Due to Other	175	1,017	1,192	286	1,072	1,358
	$189	$1,095	$1,284	$308	$1,155	$1,463
Total	$800	$1,095	$1,895	$800	$1,155	$1,955
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(1)Relative to amounts owed to the syndicate of financial institutions, excluding TELUS, we have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert an amortizing amount of $409 million of principal payments, and associated interest obligations, to European euro obligations with an effective fixed interest rate of 2.6% and an effective fixed exchange rate of US$1.088:€1.00 on the principal amount; the initial notional amount of these foreign exchange derivatives was US$448 million. These have been accounted for as a net investment hedge in a foreign operation (see Note 9—Financial instruments for additional details).

Schedule of long-term debt maturities
Anticipated requirements to meet long-term debt repayments, calculated upon such long-term debts owing as at
December 31, 2024, are as follows:

Composite long-term debt denominated in	U.S dollars			European euros	Other currencies
Years ending December 31 (millions)	Long-term debt, excluding leases	Leases	Total	Leases	Leases	Total
2025	$60	$22	$82	$13	$22	$117
2026	60	21	81	9	21	111
2027	60	19	79	6	17	102
2028	1,104	13	1,117	4	14	1,135
2029		17	17	4	9	30
Thereafter	—	14	14	15	9	38
Future cash outflows in respect of composite long-term debt principal repayments	1,284	106	1,390	51	92	1,533
Future cash outflows in respect of associated interest and like carrying costs(1)	239	50	289	13	27	329
Undiscounted contractual maturities	$1,523	$156	$1,679	$64	$119	$1,862
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(1)Future cash outflows in respect of associated interest and carrying costs for amounts drawn under our amended credit facility (if any) have been calculated based upon the rates in effect at December 31, 2024.